Income Taxes (Details) - Schedule of net deferred tax assets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of net deferred tax assets [Abstract]
StartUp/Organization Costs	$ 1,207,074	$ 222,823
Total deferred tax assets	1,207,074	222,823
Valuation allowance	(1,207,074)	(222,823)
Deferred tax asset, net of allowance